Nature of Business and Summary of Significant Accounting Policies (Details - anti-dilutive shares) - shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	31,700,303	44,621,053
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	5,230,000	5,230,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	26,470,303	39,391,053
Dilutive Shares In The Money [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	0
Dilutive Shares In The Money [Member] | Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	0
Dilutive Shares In The Money [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	0
Antidilutive Shares Out Of The Money [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	31,700,303	44,621,053
Antidilutive Shares Out Of The Money [Member] | Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	5,230,000	5,230,000
Antidilutive Shares Out Of The Money [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	26,470,303	39,391,053